Goldman Sachs Clean Energy Income Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	66 Months Ended	93 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Clean Energy Income Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		44.25%	(2.68%)	8.33%
Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		40.42%	2.73%	7.89%
S&P Global Clean Energy Index (Total Return, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		47.32%	(8.50%)	7.73%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	17.82%	14.79%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		40.24%	(2.01%)	5.29%
Performance Inception Date	Jun. 26, 2020
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		39.61%	(2.85%)	3.99%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		24.20%	(1.70%)	3.58%